PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2017
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7PREPAID LAND USE RIGHTS

Prepaid land use rights consisted of the following:

	As of December 31,
	2016	2017

Prepaid land use rights	28,370	28,370
Less: Accumulated amortization	(1,578)	(2,125)

Prepaid land use rights, net	26,792	26,245

Amortization of prepaid land use rights was RMB617, RMB616 and RMB547 for the years ended December 31, 2015, 2016 and 2017, respectively.

Prepaid land use rights with a net book value of RMB20,735 and RMB6,091 were pledged as security for bank loans (note 10) as of December 2016 and 2017, respectively.